CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues:
Regulated operations revenues	$ 2,199,682	$ 1,521,790	$ 1,350,585
Utility infrastructure services revenues	2,760,327	2,158,661	1,948,288
Total operating revenues	4,960,009	3,680,451	3,298,873
Operating expenses:
Net cost of gas sold	799,060	430,907	342,837
Operations and maintenance	636,766	473,146	408,116
Depreciation and amortization	470,455	371,041	332,027
Taxes other than income taxes	93,383	80,343	63,460
Utility infrastructure services expenses	2,529,318	1,955,467	1,729,429
Goodwill impairment and cost to sell	455,425	0	0
Total operating expenses	4,984,407	3,310,904	2,875,869
Operating income (loss)	(24,398)	369,547	423,004
Other income and (expenses):
Net interest deductions	(242,750)	(119,198)	(111,477)
Other income (deductions)	(6,189)	(3,499)	(6,789)
Total other income and (expenses)	(248,939)	(122,697)	(118,266)
Income (loss) before income taxes	(273,337)	246,850	304,738
Income tax expense (benefit)	(75,653)	39,648	65,753
Net income (loss)	(197,684)	207,202	238,985
Net income attributable to noncontrolling interests	5,606	6,423	6,661
Net income (loss) attributable to Southwest Gas Holdings, Inc.	$ (203,290)	$ 200,779	$ 232,324
Earnings (loss) per share:
Basic earnings per common share (in USD per share)	$ (3.10)	$ 3.39	$ 4.15
Diluted earnings per common share (in USD per share)	$ (3.10)	$ 3.39	$ 4.14
Weighted average shares:
Basic (in shares)	65,558	59,145	55,998
Diluted (in shares)	65,558	59,259	56,076